CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, unless otherwise specified	Total	Predecessor USD ($)	Predecessor Common Stock USD ($)	Predecessor Additional Paid-In Capital USD ($)	Predecessor Accumulated Deficit USD ($)	Predecessor Treasury Stock USD ($)	Predecessor Non- Controlling Interest USD ($)	Successor USD ($)	Successor Common Stock USD ($)	Successor Additional Paid-In Capital USD ($)	Successor Accumulated Deficit USD ($)	Successor Treasury Stock USD ($)	Successor Non- Controlling Interest USD ($)
BALANCE at Dec. 31, 2008		$ 80,363	$ 37	$ 265,453	$ (192,564)	$ (3,130)	$ 10,567
BALANCE (in shares) at Dec. 31, 2008			36,793
Increase (Decrease) in Stockholders Equity [Roll Forward]
Employee purchase of ESPP shares		472	0	472	0	0	0
Employee purchase of ESPP shares (in shares)			408
Stock-based compensation plan		2,382	1	2,381	0	0	0
Stock-based compensation plan (in shares)			497
Cancellation of shares		0	0	0	0	0	0
Cancellation of shares (in shares)			(47)
Purchase of treasury shares		(154)	0	0	0	(154)	0
Purchase of treasury shares (in shares)			(93)
Capital contribution to Superior Materials Holdings, LLC		1,609	0	0	0	0	1,609
Net loss		(94,863)	0	0	(88,238)	0	(6,625)
BALANCE at Dec. 31, 2009		(10,191)	38	268,306	(280,802)	(3,284)	5,551
BALANCE (in shares) at Dec. 31, 2009			37,558
Increase (Decrease) in Stockholders Equity [Roll Forward]
Stock-based compensation plan		1,073	0	1,073	0	0	0
Cancellation of shares		0	0	0	0	0	0
Cancellation of shares (in shares)			(70)
Purchase of treasury shares		(70)	0	0	0	(70)	0
Purchase of treasury shares (in shares)			(123)
Capital contribution to Superior Materials Holdings, LLC		2,481	0	0	0	0	2,481
Net loss		(63,783)	0	0	(55,751)	0	(8,032)
Cancellation of predecessor common stock		0	(38)	(3,316)	0	3,354	0
Cancellation of predecessor common stock (in shares)			(37,365)
Plan of reorganization and fresh start valuation adjustments		70,490	0	1,895	68,595	0	0
Elimination of predecessor accumulated deficit		0	0	(267,958)	267,958	0	0
Postconfirmation, Stockholders' Equity		0	0	0	0	0	0
Postconfirmation, Common Stock, Shares, Outstanding (in shares)			0
Issuance of new common stock in connection with emergence from Chapter11		131,583	12	131,571	0	0	0
Issuance of new common stock in connection with emergence from Chapter11 (in shares)			11,928
BALANCE at Aug. 31, 2010		(70,490)	38	269,379	(336,553)	(3,354)	0	131,583	12	131,571	0	0	0
BALANCE (in shares) at Aug. 31, 2010			37,365						11,928
Increase (Decrease) in Stockholders Equity [Roll Forward]
Stock-based compensation plan								304	0	304	0	0	0
Net loss								(5,754)	0	0	(5,754)	0	0
BALANCE at Dec. 31, 2010								126,133	12	131,875	(5,754)	0	0
BALANCE (in shares) at Dec. 31, 2010	11,928								11,928
Increase (Decrease) in Stockholders Equity [Roll Forward]
Employee purchase of ESPP shares (in shares)									999
Stock-based compensation plan								2,065	1	2,064	0	0	0
Purchase of treasury shares								(415)	0	0	0	(415)	0
Purchase of treasury shares (in shares)									(60)
Net loss								(11,703)	0	0	(11,703)	0	0
BALANCE at Dec. 31, 2011								$ 116,080	$ 13	$ 133,939	$ (17,457)	$ (415)	$ 0
BALANCE (in shares) at Dec. 31, 2011	12,867								12,867